Business Developments (Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Adjustment In Relation To Equity Method Investments [Line Items]
Securities available for sales	¥ 57,740,401	¥ 54,329,881
Other assets	7,329,838	5,321,120
Other liabilities	5,552,631	4,841,981
Retained earnings-Unappropriated retained earnings	482,535	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(596,400)	(628,661)
Interest income-Investment securities-Dividends	104,634	169,667	167,862
Equity in losses of equity method investees-net	(499,427)	(113,017)	(83,893)
Other non-interest income	103,424	148,532	191,307
Income tax expense	429,191	433,625	413,105
Net income attributable to Mitsubishi UFJ Financial Group	416,231	452,645	868,662
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.17	¥ 30.55	¥ 68.72
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.09	¥ 30.43	¥ 68.59
As Previously Reported [Member]
Schedule Of Adjustment In Relation To Equity Method Investments [Line Items]
Securities available for sales		54,435,634
Other assets		5,226,412
Other liabilities		4,844,901
Retained earnings-Unappropriated retained earnings		254,411
Accumulated other changes in equity from nonowner sources, net of taxes		(620,844)
Interest income-Investment securities-Dividends		170,470	168,500
Equity in losses of equity method investees-net		(90,628)	(104,098)
Other non-interest income		140,766	195,966
Income tax expense		439,900	407,040
Net income attributable to Mitsubishi UFJ Financial Group		¥ 461,796	¥ 859,819
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 31.20	¥ 68.01
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 31.08	¥ 67.87